CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 36,538	$ 18,409	$ 6,801
Other comprehensive income (loss):
Foreign currency translation adjustments	14	(1,845)	(95)
Change in unrealized gain (loss) on hedging instruments, net	653	(1,548)	1,419
Less - reclassification adjustments for net loss (gain) realized and included in income (loss) on hedging instruments, net	(335)	1,059	(1,146)
Total other comprehensive income (loss)	332	(2,334)	178
Comprehensive income	$ 36,870	$ 16,075	$ 6,979